Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 5.2%
Centuria Capital Group (A)	2,045,989	$ 3,853,997
Centuria Industrial, REIT	1,550,317	3,909,444
Charter Hall Group, REIT	125,984	1,232,502
Charter Hall Long Wale, REIT	110,258	395,283
Goodman Group, REIT	632,236	8,701,493
Lendlease Corp., Ltd.	579,378	5,685,660

		23,778,379

Belgium - 2.0%
Aedifica SA, REIT	38,084	4,367,856
Warehouses de Pauw CVA, REIT	150,448	4,971,808

		9,339,664

Canada - 1.2%
Allied Properties, REIT	99,947	3,232,152
Summit Industrial Income, REIT	218,941	2,484,363

		5,716,515

Cayman Islands - 2.4%
ESR Cayman, Ltd. (B) (C)	3,317,700	10,861,124

China - 1.3%
GDS Holdings, Ltd., Class A (B)	579,411	5,858,132

France - 1.3%
Covivio, REIT	29,930	2,562,220
Klepierre SA, REIT	138,850	3,237,863

		5,800,083

Germany - 4.9%
alstria office AG, REIT	62,764	1,014,254
Deutsche Wohnen SE	135,745	6,332,505
Vonovia SE	227,036	14,829,854

		22,176,613

Hong Kong - 4.9%
CK Asset Holdings, Ltd.	1,075,500	6,529,836
Henderson Land Development Co., Ltd.	330,000	1,481,458
Kerry Properties, Ltd.	153,000	493,002
New World Development Co., Ltd.	941,250	4,867,219
Shimao Group Holdings, Ltd.	1,545,500	4,860,688
Sun Hung Kai Properties, Ltd.	217,000	3,288,175
Wharf Holdings, Ltd.	378,000	1,001,634

		22,522,012

Japan - 11.7%
Comforia Residential, Inc., REIT	525	1,600,248
Daito Trust Construction Co., Ltd.	12,400	1,436,821
Daiwa House Industry Co., Ltd. (A)	149,200	4,367,191
Hankyu Hanshin, Inc., REIT	459	625,956
Heiwa Real Estate Co., Ltd.	8,700	271,470
Heiwa Real Estate, Inc., REIT	595	835,069
Ichigo Office Investment Corp., REIT	3,092	2,647,294
Katitas Co., Ltd.	12,900	360,000
Keihanshin Building Co., Ltd.	66,000	887,550
Kenedix Office Investment Corp., REIT	871	6,190,806
Mitsubishi Estate Co., Ltd.	716,600	12,506,927
Mitsui Fudosan Logistics Park, Inc., REIT	811	4,006,476
Nippon Building Fund, Inc., REIT	1,605	9,436,487
ORIX, Inc., REIT (A)	2,855	4,960,957

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Seibu Holdings, Inc. (A)	278,000	$ 3,063,084
Tokyu Fudosan Holdings Corp.	75,300	445,441

		53,641,777

Luxembourg - 1.2%
Aroundtown SA	765,942	5,452,197

Republic of Korea - 0.9%
ESR Kendall Square Co., Ltd., REIT (B)	625,159	3,330,867
LOTTE Co., Ltd., REIT	156,541	720,635

		4,051,502

Singapore - 2.4%
CapitaLand, Ltd.	2,240,500	6,262,474
Cromwell European, REIT	4,654,400	2,483,488
Lendlease Global Commercial, REIT	1,976,218	1,182,616
Mapletree North Asia Commercial Trust, REIT	1,113,900	877,739

		10,806,317

Spain - 1.9%
Cellnex Telecom SA (A) (C)	100,226	5,770,970
Inmobiliaria Colonial Socimi SA, REIT	296,242	2,867,812

		8,638,782

Sweden - 2.0%
Kungsleden AB	515,495	5,386,064
Wihlborgs Fastigheter AB	198,393	3,764,116

		9,150,180

United Kingdom - 4.0%
Assura PLC, REIT	4,130,417	4,105,511
Big Yellow Group PLC, REIT	188,513	2,897,705
Derwent London PLC, REIT	102,080	4,542,680
Land Securities Group PLC, REIT (A)	311,057	2,959,307
LondonMetric Property PLC, REIT	61,869	182,185
Segro PLC, REIT	286,193	3,699,258

		18,386,646

United States - 52.1%
Agree Realty Corp., REIT	70,563	4,749,596
Alexandria Real Estate Equities, Inc., REIT	27,616	4,537,309
American Homes 4 Rent, Class A, REIT	146,379	4,880,276
Apple Hospitality, Inc., REIT	143,237	2,086,963
Boston Properties, Inc., REIT	85,470	8,654,692
CareTrust, Inc., REIT	196,644	4,578,856
Cousins Properties, Inc., REIT	154,183	5,450,369
CubeSmart, REIT	77,264	2,922,897
Digital Realty Trust, Inc., REIT	88,326	12,439,834
EPR Properties, REIT	199,896	9,313,155
Equinix, Inc., REIT	27,459	18,660,862
Essex Property Trust, Inc., REIT	33,821	9,193,901
Extra Space Storage, Inc., REIT	69,733	9,243,109
Federal Realty Investment Trust, REIT	20,736	2,103,667
Hudson Pacific Properties, Inc., REIT	102,098	2,769,919
Medical Properties Trust, Inc., REIT	453,932	9,659,673
Mid-America Apartment Communities, Inc., REIT	57,072	8,238,914
Outfront Media, Inc., REIT	511,442	11,164,779
Pebblebrook Hotel Trust, REIT	104,500	2,538,305
Prologis, Inc., REIT	211,522	22,421,332
Regency Centers Corp., REIT	53,920	3,057,803
Rexford Industrial Realty, Inc., REIT	190,517	9,602,057
RLJ Lodging Trust, REIT	256,892	3,976,688
SBA Communications Corp., REIT	16,753	4,649,795

Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc., REIT	84,804	$ 9,648,151
Spirit Realty Capital, Inc., REIT	173,433	7,370,902
STAG Industrial, Inc., REIT (A)	138,663	4,660,463
Sun Communities, Inc., REIT	70,753	10,615,780
Switch, Inc., Class A	296,398	4,819,431
UDR, Inc., REIT	174,580	7,657,079
VICI Properties, Inc., REIT (A)	251,358	7,098,350
Welltower, Inc., REIT	131,002	9,383,673

		238,148,580

Total Common Stocks (Cost $409,127,615)		454,328,503

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	12,004,156	12,004,156

Total Other Investment Company (Cost $12,004,156)		12,004,156

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2021, to be repurchased at $3,461,525 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $3,530,757.	$ 3,461,525	3,461,525

Total Repurchase Agreement (Cost $3,461,525)		3,461,525

Total Investments (Cost $424,593,296)		469,794,184
Net Other Assets (Liabilities) - (2.8)%		(12,875,257)

Net Assets - 100.0%		$ 456,918,927

Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long (E)	GSI	Pay	04/20/2021	USD	375,323	0.1%	$352,395	$(22,928)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/15/2021	USD	89,257	EUR	76,000	$104	$—
BNP	04/15/2021	USD	4,146,386	HKD	32,185,000	6,172	—
BNP	04/15/2021	USD	129,489	JPY	14,113,000	2,008	—
BNP	04/15/2021	USD	620,488	SEK	5,170,000	28,427	—
BNP	04/15/2021	USD	554,543	SGD	745,000	765	—
BNP	04/15/2021	GBP	408,000	USD	559,948	2,548	—
BNP	04/15/2021	SGD	13,831,000	USD	10,426,577	—	(145,642)
BNP	04/15/2021	JPY	399,299,000	USD	3,756,180	—	(149,368)
BNP	04/15/2021	HKD	7,489,000	USD	964,507	—	(1,137)
BNP	04/15/2021	EUR	11,000	USD	13,009	—	(105)
BNP	04/16/2021	THB	3,297,000	USD	109,754	—	(4,258)
BOA	04/15/2021	USD	136,188	AUD	176,000	2,494	—
BOA	04/15/2021	USD	30,941	EUR	26,000	441	—
BOA	04/15/2021	USD	196,565	SEK	1,634,000	9,442	—
BOA	04/15/2021	AUD	8,330,000	USD	6,453,338	—	(125,692)
BOA	04/15/2021	EUR	997,000	USD	1,195,459	—	(25,914)
BOA	04/15/2021	GBP	622,000	USD	855,205	2,325	—
BOA	04/15/2021	JPY	35,087,000	USD	323,512	—	(6,577)
BOA	04/15/2021	CAD	169,000	USD	132,959	1,526	—
BOA	04/15/2021	SEK	889,000	USD	104,258	—	(2,451)
CITI	04/14/2021	ILS	11,567,000	USD	3,707,683	—	(247,416)
CITI	04/15/2021	USD	77,990	AUD	101,000	1,269	—
CITI	04/15/2021	USD	1,149,323	EUR	980,000	—	(281)
CITI	04/15/2021	USD	345,707	GBP	248,000	3,797	—
CITI	04/15/2021	USD	1,941,776	HKD	15,065,000	3,844	—
CITI	04/15/2021	USD	1,226,759	SGD	1,631,000	14,395	—
CITI	04/15/2021	GBP	173,000	USD	239,920	—	(1,410)
CITI	04/15/2021	CAD	25,000	USD	19,700	194	—
CITI	04/15/2021	JPY	87,885,000	USD	836,642	—	(42,789)
CITI	04/15/2021	HKD	9,931,000	USD	1,279,091	—	(1,587)
CITI	04/15/2021	SGD	175,000	USD	130,185	—	(103)
GSI	04/15/2021	USD	2,967,289	KRW	3,259,484,000	87,560	—
GSI	04/15/2021	USD	1,015,732	SGD	1,364,000	1,836	—
GSI	04/15/2021	HKD	11,214,000	USD	1,445,120	—	(2,574)
GSI	04/15/2021	SGD	347,000	USD	257,880	54	—
HSBC	04/15/2021	USD	2,471,281	AUD	3,198,000	42,012	—
HSBC	04/15/2021	USD	8,637,697	EUR	7,089,000	321,841	—
HSBC	04/15/2021	USD	59,801	GBP	43,000	518	—
HSBC	04/15/2021	USD	14,618,508	HKD	113,354,000	36,877	—
HSBC	04/15/2021	USD	2,821,152	SGD	3,783,000	9,150	—
HSBC	04/15/2021	PHP	4,936,000	USD	102,248	—	(599)
HSBC	04/15/2021	SGD	740,000	USD	551,173	—	(1,112)
HSBC	04/15/2021	CAD	797,000	USD	627,255	6,972	—
HSBC	04/15/2021	JPY	381,853,000	USD	3,643,169	—	(193,944)
HSBC	04/15/2021	HKD	61,002,000	USD	7,862,757	—	(15,581)
HSBC	04/15/2021	GBP	94,000	USD	131,181	—	(1,586)
HSBC	04/15/2021	AUD	134,000	USD	103,460	—	(1,671)
HSBC	04/15/2021	EUR	15,000	USD	17,901	—	(305)
JPM	04/15/2021	USD	1,594,128	EUR	1,336,000	26,913	—
JPM	04/15/2021	USD	88,489	GBP	64,000	254	—
JPM	04/15/2021	USD	2,270,695	JPY	243,549,000	70,751	—

Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	04/15/2021	USD	102,343	PHP	4,936,000	$694	$—
JPM	04/15/2021	USD	568,085	SEK	4,724,000	27,099	—
JPM	04/15/2021	NZD	2,092,000	USD	1,503,646	—	(42,615)
JPM	04/15/2021	CHF	4,131,000	USD	4,663,481	—	(290,964)
JPM	04/15/2021	NOK	8,507,000	USD	1,001,677	—	(7,060)
JPM	04/15/2021	ZAR	1,694,000	USD	109,619	4,908	—
JPM	04/15/2021	AUD	553,000	USD	423,659	—	(3,589)
JPM	04/15/2021	CAD	348,000	USD	272,588	4,339	—
JPM	04/15/2021	EUR	1,286,000	USD	1,533,821	—	(25,260)
JPM	04/15/2021	GBP	150,000	USD	208,840	—	(2,040)
JPM	04/15/2021	JPY	6,956,000	USD	63,739	—	(906)
JPM	04/15/2021	SEK	3,101,000	USD	355,267	—	(145)
NOMI	04/15/2021	GBP	67,000	USD	93,484	—	(1,113)
SSB	04/15/2021	USD	3,422,278	AUD	4,379,000	95,896	—
SSB	04/15/2021	USD	596,094	CAD	758,000	—	(7,099)
SSB	04/15/2021	USD	4,345,206	EUR	3,594,000	129,210	—
SSB	04/15/2021	USD	1,630,051	GBP	1,180,000	3,223	—
SSB	04/15/2021	USD	2,918,461	HKD	22,624,000	8,154	—
SSB	04/15/2021	USD	3,889,693	JPY	407,168,897	211,795	—
SSB	04/15/2021	USD	513,190	SGD	688,000	1,782	—
SSB	04/15/2021	GBP	169,000	USD	230,645	2,350	—
SSB	04/15/2021	CAD	325,000	USD	253,789	4,836	—
SSB	04/15/2021	JPY	225,380,000	USD	2,132,118	—	(96,292)
SSB	04/15/2021	HKD	13,306,000	USD	1,715,725	—	(4,067)
SSB	04/15/2021	SGD	2,296,000	USD	1,709,970	—	(3,295)
UBS	04/15/2021	USD	208,481	AUD	274,000	345	—
UBS	04/15/2021	USD	3,301,129	EUR	2,745,000	81,066	—
UBS	04/15/2021	USD	120,900	GBP	88,000	—	(422)
UBS	04/15/2021	USD	3,354,646	HKD	26,068,000	1,311	—
UBS	04/15/2021	USD	194,590	KRW	218,696,000	1,374	—
UBS	04/15/2021	AUD	1,284,000	USD	977,978	—	(2,623)
UBS	04/15/2021	HKD	13,691,000	USD	1,764,191	—	(3,009)
UBS	04/15/2021	GBP	789,000	USD	1,087,013	756	—
UBS	04/15/2021	JPY	340,722,000	USD	3,239,046	—	(161,352)
UBS	04/15/2021	EUR	240,000	USD	285,854	—	(4,318)
UBS	04/15/2021	SEK	649,000	USD	75,810	—	(1,487)
UBS	04/15/2021	SGD	162,000	USD	120,358	61	—

Total						$1,263,688	$(1,629,758)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	71.0%	$333,445,480
Real Estate Management & Development	21.6	101,371,406
IT Services	2.3	10,677,563
Diversified Telecommunication Services	1.2	5,770,970
Road & Rail	0.6	3,063,084

Investments	96.7	454,328,503
Short-Term Investments	3.3	15,465,681

Total Investments	100.0%	$469,794,184

Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$243,865,095	$210,463,408	$—	$454,328,503
Other Investment Company	12,004,156	—	—	12,004,156
Repurchase Agreement	—	3,461,525	—	3,461,525

Total Investments	$255,869,251	$213,924,933	$—	$469,794,184

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$1,263,688	$—	$1,263,688

Total Other Financial Instruments	$—	$1,263,688	$—	$1,263,688

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$(22,928)	$—	$(22,928)
Forward Foreign Currency Contracts (G)	—	(1,629,758)	—	(1,629,758)

Total Other Financial Instruments	$—	$(1,652,686)	$—	$(1,652,686)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,490,453, collateralized by cash collateral of $12,004,156 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,356,245. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $16,632,094, representing 3.6% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2021.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the Federal Funds Rate.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 6

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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